Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021		Mar. 31, 2021
Financing receivable, recorded investment [Line items]
2021		¥ 846,506		¥ 563,765
2020		330,060		678,768
2019		168,990		129,881
2018		211,968		169,246
2017		19,413		32,227
2016 or earlier		91,347		112,793
Revolving		559,125		439,269
Total loans		2,227,409		2,125,949
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021		151,255		54,179
2020		58,432		115,003
2019		17,059		17,106
2018		9,465		12,450
2017		4,070		4,240
2016 or earlier		15,612		17,634
Revolving
Total loans		255,893		220,612
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021		15,136		9,101
2020		18,681		22,955
2019		22,350		27,863
2018		14,798		17,563
2017		4,903		8,484
2016 or earlier		26,445		34,719
Revolving
Total loans		102,313		120,685
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021		1,476		1,289
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans		1,476		1,289
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021		43,117		33,965
2020		205,431		261,182
2019		78,930		45,880
2018		12,067		9,817
2017		235		6,406
2016 or earlier		17,958		27,672
Revolving		9,089		97
Total loans		366,827		385,019
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021		1,000		1,000
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans		1,000		1,000
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021		177,829		75,680
2020		29,544		115,131
2019		3,136		3,864
2018		2,236		2,324
2017
2016 or earlier		4,370		5,484
Revolving
Total loans		217,115		202,483
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019				235
2018
2017
2016 or earlier
Revolving
Total loans				235
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021		166,917		20,093
2020		17,740		102,941
2019		44,837		34,435
2018		76,746		29,869
2017		10,179		13,067
2016 or earlier		26,886		17,573
Revolving		274,120		173,178
Total loans		617,425		391,156
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021		299		84
2020
2019		2,651		450
2018
2017
2016 or earlier
Revolving
Total loans		2,950		534
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier		0
Revolving
Total loans		0
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021		53,276	[1]	197,859	[2]
2020			[1]		[2]
2019			[1]		[2]
2018			[1]		[2]
2017			[1]		[2]
2016 or earlier			[1]		[2]
Revolving			[1]		[2]
Total loans		53,276	[1]	197,859	[2]
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021	[3]	71,377
2020	[3]			61,185
2019	[3]
2018	[3]
2017	[3]
2016 or earlier	[3]
Revolving	[3]
Total loans	[3]	71,377		61,185
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021	[3]
2020	[3]
2019	[3]
2018	[3]
2017	[3]
2016 or earlier	[3]
Revolving	[3]
Total loans	[3]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021	[3]	164,405		170,514
2020	[3]			141
2019	[3]
2018	[3]
2017	[3]
2016 or earlier	[3]
Revolving	[3]	275,834		265,566
Total loans	[3]	440,239		436,221
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021	[3]
2020	[3]
2019	[3]
2018	[3]
2017	[3]
2016 or earlier	[3]
Revolving	[3]
Total loans	[3]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	[3]	19
2020	[3]	36		39
2019	[3]	27		40
2018	[3]	10		11
2017	[3]	26		30
2016 or earlier	[3]	73		4,697
Revolving	[3]	82		428
Total loans	[3]	273		5,245
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	[3]	400		1
2020	[3]	196		191
2019	[3]			8
2018	[3]	96,646		97,212
2017	[3]
2016 or earlier	[3]	3		5,014
Revolving	[3]
Total loans	[3]	97,245		102,426
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021	[3]
2020	[3]
2019	[3]
2018	[3]
2017	[3]
2016 or earlier	[3]
Revolving	[3]
Total loans	[3]
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021		400,461		129,859
2020		87,976		291,319
2019		20,195		20,970
2018		11,701		14,774
2017		4,070		4,240
2016 or earlier		19,982		23,118
Revolving
Total loans		544,385		484,280
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021		15,136		9,101
2020		18,681		22,955
2019		22,350		28,098
2018		14,798		17,563
2017		4,903		8,484
2016 or earlier		26,445		34,719
Revolving
Total loans		102,313		120,920
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021		164,405		170,514
2020				141
2019
2018
2017
2016 or earlier
Revolving		275,834		265,566
Total loans		440,239		436,221
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021		1,476		1,289
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans		1,476		1,289
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021		263,329		251,917
2020		223,207		364,162
2019		123,794		80,355
2018		88,823		39,697
2017		10,440		19,503
2016 or earlier		44,917		49,942
Revolving		283,291		173,703
Total loans		1,037,801		979,279
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021		699		85
2020		196		191
2019		2,651		458
2018		96,646		97,212
2017
2016 or earlier		3		5,014
Revolving
Total loans		100,195		102,960
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021		1,000		1,000
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans		¥ 1,000		¥ 1,000

[1]	Includes loans of ¥53,276 million in relation to the U.S. Prime Brokerage Event.
[2]	Includes loans of ¥197,859 million in relation to the U.S. Prime Brokerage Event.
[3]	Relate to collateralized exposures where a specified ratio of LTV is maintained.